Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2022	¥ 82,295
For the fiscal year ending March 31, 2023	80,857
For the fiscal year ending March 31, 2024	81,015
For the fiscal year ending March 31, 2025	80,709
For the fiscal year ending March 31, 2026	79,277
Thereafter (for the fiscal years ending March 31, 2027-2031)	387,189
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2022	23,248
For the fiscal year ending March 31, 2023	24,078
For the fiscal year ending March 31, 2024	25,322
For the fiscal year ending March 31, 2025	26,245
For the fiscal year ending March 31, 2026	28,020
Thereafter (for the fiscal years ending March 31, 2027-2031)	173,667
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2022	1,976
For the fiscal year ending March 31, 2023	2,012
For the fiscal year ending March 31, 2024	2,032
For the fiscal year ending March 31, 2025	2,004
For the fiscal year ending March 31, 2026	1,950
Thereafter (for the fiscal years ending March 31, 2027-2031)	¥ 8,272